17. RELATED PARTIES TRANSACTIONS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	$ 86	$ 200	$ 103
Greenwind
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	(1)	0	0
OCP
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	0	(7)	0
SACDE
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	1	0	0
Foundation
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	(2)	(2)	(1)
Total related parties
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	$ (2)	$ (9)	$ (1)